THE ALGER INSTITUTIONAL FUNDS

Alger Small Cap Growth Institutional Fund

THE ALGER FUNDS

Alger SMid Cap Growth Fund

Alger Small Cap Growth Fund

Supplement Dated December 5, 2016 to the

Prospectus Dated March 1, 2016

As Revised October 14, 2016

Alger Small Cap Growth Institutional Fund

The following replaces the information under “Management” on pages 34 and 39 of the Prospectus:

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio

Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Alger SMid Cap Growth Fund

The following replaces the information under “Management” on pages 85 and 90 of the Prospectus:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio

Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Alger Small Cap Growth Fund

The following replaces the information under “Management” on page 94 of the Prospectus:

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio

Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

In addition, Jill Greenwald is deleted from the portfolio manager chart on pages 48 and 130 of the Prospectus, and the description regarding Ms. Greenwald is deleted from the descriptions of portfolio managers on pages 48 and 130 of the Prospectus. Dan C. Chung replaces Ms. Greenwald on this chart as Portfolio Manager for Alger SMid Cap Growth Portfolio, with a starting date of January 2016.

S-MPIR 120516